Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest Income
Interest and fees on loans	$ 10,599	$ 11,368
Interest and dividends on investments:
Taxable	4,152	4,474
Exempt from federal income taxes	3,673	2,373
Other	1	2
Total Interest Income	18,425	18,217
Interest Expense
Deposits	1,734	2,366
Short-term borrowings	59	139
Long-term borrowings	237	237
Total Interest Expense	2,030	2,742
Net Interest Income	16,395	15,475
Provision for Loan Losses	0	0
Net Interest Income after Provision for Loan Losses	16,395	15,475
Other Operating Income
Trust department income	1,069	947
Service charges on deposit accounts	1,055	1,136
Net security gains (losses)	9	(5)
Income from investment in life insurance	508	508
Other income	227	322
Total Other Operating Income	2,868	2,908
Other Operating Expenses
Salaries and employee benefits	6,132	6,070
Net occupancy	828	837
Furniture and equipment expense	400	537
Pennsylvania shares tax	503	501
Legal and professional fees	381	432
FDIC insurance	225	343
ATM expenses	391	352
Director fees	470	471
Software expense	280	249
Other expenses	1,679	1,786
Total Other Operating Expenses	11,289	11,578
Income before Income Taxes	7,974	6,805
Income Tax Expense	1,259	1,304
Net Income	$ 6,715	$ 5,501
Earnings per Share, Basic (in dollars per share)	$ 2.35	$ 1.92